Annual Fund Operating Expenses - TORTOISE NUCLEAR RENAISSANCE ETF - TORTOISE NUCLEAR RENAISSANCE ETF	Dec. 10, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees
Other Expenses (as a percentage of Assets):
Expenses (as a percentage of Assets)	0.75%

[1]	The Fund has adopted a unitary fee structure. Under such structure, the Adviser is responsible for paying the ordinary operating expenses of the Fund from the management fee. Ordinary operating expenses do not include brokerage commissions and transaction costs, leverage/borrowing expense, securities lending fees and similar expenses. See “Investment Management — Investment Adviser” at page 11.